Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Cash equivalents
Accounts receivable	81,000		$ 3,110
Impairment loss
Cash FDIC insured amount
Computer Software [Member]
Estimated useful life property and equipment	5 years